Employee Benefit Plans (Details) - Schedule of Significant Assumptions Adopted in Measuring the Company’s Pension and Other Benefit Obligations	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canadian [Member]
Actuarial benefit obligation
Discount rate	5.15%	3.20%
Benefit costs for the year ended
Discount rate	5.20%	3.40%
Future salary growth	2.50%	2.50%
US [Member]
Actuarial benefit obligation
Discount rate	5.10%	5.30%
Benefit costs for the year ended
Discount rate	5.30%	2.85%
Future salary growth